INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (80,501)	$ (54,194)	$ (270,252)
Tax benefit arising from tax credits used to reduce current tax expense	175,832	3,771	4,471
Prior period current income tax adjustments	653	(2,912)	(1,732)
Other current benefit tax (expenses)	(3,661)	1,137	(220)
Current Tax Expense, Net	92,323	(52,198)	(267,733)
Deferred tax expense relating to origination and reversal of temporary differences	(136,776)	7,142	(12,135)
Tax benefit arising from tax credits used to reduce deferred tax expense	2,605	44,521	53,103
Total deferred Tax benefit (expense), Net	(134,171)	51,663	40,968
Income Tax benefit (expense), Total	$ (41,848)	$ (535)	$ (226,765)